Pay vs Performance Disclosure	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 26, 2021	Dec. 31, 2021	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” by Citi and certain financial metrics. For further information concerning Compensation Philosophy and the relationship between pay and performance at Citi, please see our Compensation Discussion and Analysis, on pages 71 through 102.

	Summary Compensation Table Total(1)		Compensation Actually Paid(2)		Average Summary Compensation Table Total for Non-CEO NEOs(3)	Average Compensation Actually Paid to Non-CEO NEOs(4)	Value of Initial Fixed $100 Investment on 12/31/19 as of last day of each year indicated:
Year	Jane Fraser	Mike Corbat	Jane Fraser	Mike Corbat			Citi Total Stockholder Return	S&P Financial Index Total Stockholder Return	Net Income ($B)	RoTCE
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	25,458,313	N/A	20,716,290	N/A	19,485,360	19,433,470	$75.19	$133.20	9.2	4.9%
2022	22,064,065	N/A	15,950,982	N/A	15,608,729	14,236,325	$63.22	$118.77	14.8	8.9%
2021	20,541,324	14,054,614	22,536,411	19,942,191	13,359,184	13,181,334	$81.16	$132.75	22.0	13.4%
2020	N/A	22,984,090	N/A	(2,054,816)	14,006,358	10,647,262	$80.36	$98.31	11.0	6.6%

Company Selected Measure Name			RoTCE
Named Executive Officers, Footnote [Text Block]			Values shown are for Ms. Fraser as Citi CEO from February 26, 2021 and for Mr. Corbat as Citi CEO through February 26, 2021.2023 compensation amounts include compensation reported for Messrs. Mason, Morton, Selvakesari, Sieg, and Ybarra; 2022 compensation amounts include compensation reported for Messrs. Mason, Ybarra, Selvakesari, and Babej; 2021 compensation amounts include compensation reported for Messrs. Mason, Ybarra, Torres Cantu, and Babej; and 2020 compensation amounts include compensation reported for Ms. Fraser and Messrs. Mason, Ybarra, and Whitaker.
Adjustment To PEO Compensation, Footnote [Text Block]

The values shown for Ms. Fraser and Mr. Corbat were determined by the adjustments in the table below

	Jane Fraser 2023	Jane Fraser 2022	Jane Fraser 2021	Mike Corbat 2021	Mike Corbat 2020
Total Compensation as reported in Summary Compensation Table (SCT)	$25,458,313	$22,064,065	$20,541,324	$14,054,614	$22,984,090
Pension values reported in SCT	$—	$—	$—	$(6,633)	$(3,914)
Fair value of equity awards granted during fiscal year	$(18,701,013)	$(15,533,265)	$(11,215,773)	$(13,780,581)	$(16,202,576)
Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	$—	$—	$—	$—	$—
Fair value of equity compensation granted in current year—value at end of year-end	$16,955,587	$11,957,810	$11,522,259	$14,157,154	$9,472,389
Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$2,731	$(325,570)	$49,438	$(153,242)	$17,397
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$(2,999,328)	$(2,212,058)	$1,639,163	$5,670,880	$(18,322,202)
Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	$—	$—	$—	$—	$—
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	$—	$—	$—	$—	$—
Compensation Actually Paid to CEO	$20,716,290	$15,950,982	$22,536,411	$19,942,191	$(2,054,816)

Non-PEO NEO Average Total Compensation Amount			$ 19,485,360	$ 15,608,729	$ 13,359,184	$ 14,006,358
Non-PEO NEO Average Compensation Actually Paid Amount			$ 19,433,470	14,236,325	13,181,334	10,647,262
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

The values shown for non-CEO NEOs were determined by the adjustments in the table below.

	NEO Averages
	2023	2022	2021	2020
Total Compensation as reported in Summary Compensation Table (SCT)	$19,485,360	$15,608,729	$13,359,184	$14,006,358
Pension values reported in SCT	$(5,853)	$(448)	$(292)	$(16,115)
Fair value of equity awards granted during fiscal year	$(10,153,023)	$(6,477,136)	$(5,531,828)	$(5,514,834)
Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	$—	$—	$—	$—
Fair value of equity compensation granted in current year—value at end of year-end	$10,482,486	$5,688,773	$5,650,137	$4,098,053
Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$(8,920)	$(36,771)	$—	$(137,636)
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$(366,580)	$(546,822)	$(295,868)	$(1,788,563)
Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	$—	$—	$—	$—
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	$—	$—	$—	$—
Compensation Actually Paid to NEO	$19,433,470	$14,236,325	$13,181,334	$10,647,262

Tabular List [Table Text Block]

The following is a tabular list of the financial performance measures that the Company has determined represent the most important financial performance measures used to link compensation actually paid for 2023 to Citi’s performance:

●	RoTCE
●	Tangible Book Value per Share
●	Net Income

RoTCE and Tangible Book Value per Share are the financial metrics that comprise the performance-based vesting conditions for our PSUs, as described on pages 91 to 92. Net Income affects RoTCE and is taken into account as an important factor in our performance assessments, as described above.

Total Shareholder Return Amount			$ 75.19	63.22	81.16	80.36
Peer Group Total Shareholder Return Amount			133.20	118.77	132.75	98.31
Net Income (Loss) Attributable to Parent			$ 9,200,000,000	$ 14,800,000,000	$ 22,000,000,000	$ 11,000,000,000
Company Selected Measure Amount			0.049	0.089	0.134	0.066
PEO Name	Mr. Corbat	Ms. Fraser	Ms. Fraser	Ms. Fraser		Mr. Corbat
Additional 402(v) Disclosure [Text Block]			As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” by Citi and certain financial metrics.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			RoTCE
Non-GAAP Measure Description [Text Block]			RoTCE and Tangible Book Value per Share are the financial metrics that comprise the performance-based vesting conditions for our PSUs, as described on pages 91 to 92. Net Income affects RoTCE and is taken into account as an important factor in our performance assessments, as described above.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Tangible Book Value per Share
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Net Income
Non-PEO NEO [Member] | Pension values reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (5,853)	$ (448)	$ (292)	$ (16,115)
Non-PEO NEO [Member] | Fair value of equity awards granted during fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(10,153,023)	(6,477,136)	(5,531,828)	(5,514,834)
Non-PEO NEO [Member] | Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Fair value of equity compensation granted in current year—value at end of year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			10,482,486	5,688,773	5,650,137	4,098,053
Non-PEO NEO [Member] | Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(8,920)	(36,771)		(137,636)
Non-PEO NEO [Member] | Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(366,580)	(546,822)	(295,868)	(1,788,563)
Non-PEO NEO [Member] | Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Jane Fraser [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			25,458,313	22,064,065	20,541,324
PEO Actually Paid Compensation Amount			20,716,290	15,950,982	22,536,411
Jane Fraser [Member] | PEO [Member] | Pension values reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Jane Fraser [Member] | PEO [Member] | Fair value of equity awards granted during fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(18,701,013)	(15,533,265)	(11,215,773)
Jane Fraser [Member] | PEO [Member] | Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Jane Fraser [Member] | PEO [Member] | Fair value of equity compensation granted in current year—value at end of year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			16,955,587	11,957,810	11,522,259
Jane Fraser [Member] | PEO [Member] | Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,731	(325,570)	49,438
Jane Fraser [Member] | PEO [Member] | Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,999,328)	(2,212,058)	1,639,163
Jane Fraser [Member] | PEO [Member] | Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Jane Fraser [Member] | PEO [Member] | Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Mike Corbat [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount					14,054,614	22,984,090
PEO Actually Paid Compensation Amount					19,942,191	(2,054,816)
Mike Corbat [Member] | PEO [Member] | Pension values reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(6,633)	(3,914)
Mike Corbat [Member] | PEO [Member] | Fair value of equity awards granted during fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(13,780,581)	(16,202,576)
Mike Corbat [Member] | PEO [Member] | Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Mike Corbat [Member] | PEO [Member] | Fair value of equity compensation granted in current year—value at end of year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					14,157,154	9,472,389
Mike Corbat [Member] | PEO [Member] | Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(153,242)	17,397
Mike Corbat [Member] | PEO [Member] | Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					5,670,880	(18,322,202)
Mike Corbat [Member] | PEO [Member] | Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Mike Corbat [Member] | PEO [Member] | Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount